UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                               Commission File Number(s) 811-02064 and 002-38679

                           NOTIFICATION OF LATE FILING

       (Check One): [   ] Form 10-K   [   ] Form 20-F     [   ] Form 11-K
                    [   ] Form N-SAR  [ x ] Form N-CSR    [   ] Form 10-Q

       For Period Ended:  DECEMBER 31, 2003
                        -------------------------------------------------------

[   ]  Transition Report on Form 10-K    [   ]  Transition Report on Form 10-Q
[   ]  Transition Report on Form 20-F    [   ]  Transition Report on Form N-SAR
[   ]  Transition Report on Form 11-K

         For the Transition Period Ended: ______________________________________

         READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:________________________________________________________________________

 _______________________________________________________________________________


                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant:     PAX WORLD BALANCED FUND, INC.
                             --------------------------------------------------
Former name if applicable:     PAX WORLD FUND, INCORPORATED
                               -------------------------------------------------

Address of principal executive office (STREET AND NUMBER):  222 STATE STREET
                                                            --------------------
City, state and zip code:  PORTSMOUTH, NH  03801-3853
                           -----------------------------------------------------


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                                     PART II
                            RULES 12B-25 (B) AND (C)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

                                        (a)       The reasons described in
                                                  reasonable detail in Part III
                                                  of this form could not be
                                                  eliminated without
                                                  unreasonable effort or
                                                  expense;

                                        (b)       The subject annual report,
                                                  semi-annual report, transition
                                                  report on Form 10-K, 20-F,
                                                  11-K or Form N-SAR or Form
                                                  N-CSR, or portion thereof,
                                                  will be filed on or before the
                                                  fifteenth calendar day
                        [ X ] following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

                                        (c)       The accountant's statement or
                                                  other exhibit required by Rule
                                                  12b-25(c) has been attached if
                                                  applicable.


                                    PART III
                                    NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed period.

                  The registrant did not receive, in a timely manner, all of the information required to complete its preparation of the Form N-CSR for the period ended December 31, 2003; the registrant was, therefore, unable to file such report without unreasonable effort and expense. It is anticipated that the registrant's Form N-CSR will be available for filing by March 25, 2004.


                                     PART IV
                                OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification.

                  JANET L. SPATES, CO-TREASURER                  (800) 767-1729
                  --------------------------------------------------------------
                  (Name)                         (Area Code)  (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                   [ x ]  Yes         [   ]  No

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     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                   [    ]  Yes        [ x ]  No


     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                          PAX WORLD BALANCED FUND, INC.
                          -----------------------------
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:        MARCH 9, 2004                 By:  /S/ LEE D. UNTERMAN
      --------------------------------        --------------------------------
                                                Lee D. Unterman
                                                Secretary

     INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

     Intentional misstatements or omissions of fact constitute Federal criminal violations (SEE 18 U.S.C. 1001).


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